STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS - Narrative (Details)	12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2020 USD ($)	Feb. 01, 2021
Share-based Payment Arrangement [Abstract]
Unrecognized share-based compensation cost	$ 29,900,000
Expected period for recognition	1 year 3 months 29 days
Spin-off adjustment, conversion ratio				2.52
Employee contribution limit as a percentage of compensation	60.00%
Company's matching contribution as a percentage of employee's annual compensation	50.00%
Defined contribution plan employer matching contribution per employee maximum amount	$ 2,000
Matching contribution expense	100,000	$ 200,000	$ 200,000
Severance expenses	$ 9,000,000	$ 7,500,000	$ 7,300,000